S000057700 [Member] Shareholder Fees	Mar. 31, 2025 USD ($)
ClearBridge Large Cap Growth ESG ETF | ClearBridge Large Cap Growth ESG ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0